CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	£ (172)	£ 629	£ 197
Items that may be reclassified subsequently to profit or loss
Foreign exchange differences on translation of foreign operations	(205)	(72)	(427)
Gain/(loss) on net investment hedges	68	(3)	108
Cash flow hedges:
Fair value gain/(loss) arising on hedging instruments	25	(35)	(43)
Amounts reclassified to profit or loss	(58)	58	44
Costs of hedging	5	(8)	0
Share of other comprehensive loss of associates	0	0	(1)
Items that may be reclassified subsequently to profit or loss	(165)	(60)	(319)
Items that will not be reclassified subsequently to profit or loss
Movements on equity investments held at fair value through other comprehensive income	(54)	(7)	(3)
Actuarial (loss)/gain on defined benefit pension plans	(1)	3	(9)
Deferred tax on defined benefit pension plans	0	2	2
Items that will not be reclassified subsequently to profit or loss	(55)	(2)	(10)
Other comprehensive loss for the year	(220)	(62)	(329)
Total comprehensive (loss)/income for the year	(392)	567	(132)
Attributable to:
Equity holders of the parent	(431)	482	(196)
Non-controlling interests	39	85	64
Total comprehensive (loss)/income	£ (392)	£ 567	£ (132)